U. S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Treasurer's Series Trust
               7800 E. Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X


3.    Investment Company Act File Number:             811-5460

      Securities Act File Number:         033-19862

4(a)  Last day of fiscal year for which this Form is filed:   December 31, 1998

4(b)  ____   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of  the issuer's fiscal year).
            (See Instruction A.2)

4(c)  ____   Check box if this is the last time the issuer will be filing this
             Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)                        $561,659,850
                                                             ------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                                 $579,946,126
                                                             ------------

      (iii) Aggregate  price of securities
            redeemed or  repurchased  during any
            prior  fiscal year ending no earlier
            than October 1, 1995 that were
            not  previously  used to reduce
            registration  fees  payable  to the
            Commission                                      $ 74,583,115
                                                            ------------

      (iv)  Total  available  redemption  credits
            [add items  5(ii) and 5(iii)]                   $654,529,241
                                                            ------------

      (v)   Net sales - if item 5(i) is greater
            than item 5(iv)  [subtract  item
            5(iv) from item 5(i)]                           $0
                                                            --
      (vi)  Redemption  credits available for use in
            future years - if item 5(i)
            is less than item
            5(iv) [subtract item 5(iv) from item 5(i)]      $ 92,869,391
                                                            ------------

      (vii) Multiplier for determining
            registration fee (See Instruction C.9)          x0.000278
                                                            ---------

      (viii)Registration fee due [multiply item 5(v)
            by item 5(vii)] (enter "0" if no fee is due):    =$0
                                                             ---

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      _______________.

7.    Interest due - if this Form is being filed more than
      90 days after the end of the Issuer's fiscal year
      (see instruction D):                                   +$0
                                                             ---

8.    Total of the  amount of the registration
      fee due plus any  interest  due
      [line 5(viii) plus line 7]:                            =$0
                                                             ---

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                              ___   Wire Transfer
                              ___   Mail or other means


                              SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

                            INVESCO Treasurer's Series Trust



                              By:/s/ Mark H. Williamson
                                 ---------------------------------------
                                     Mark H. Williamson
                                     President & Chief Executive Officer


                              Date:   March 29, 1999